Derivatives, Offsetting of Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2020
Derivative Assets
Derivative Assets, gross	$ 68,095	$ 73,207
Counterparty netting, assets	(50,692)	(49,115)
Cash collateral netting, assets	(4,456)	(7,049)
Total derivatives subject to enforceable master netting arrangements, net, assets	12,947	17,043
Derivatives not subject to enforceable master netting arrangements, assets	5,276	5,731
Derivative assets	18,223	22,774
Non-cash collateral not offset, assets	(2,587)	(3,517)
Total Derivatives, net, assets	15,636	19,257
Derivative Liabilities
Derivative Liabilities, gross	75,488	74,813
Counterparty netting, liabilities	(50,606)	(49,073)
Cash collateral netting, liabilities	(11,538)	(12,754)
Total derivatives subject to enforceable master netting arrangements, net, liabilities	13,344	12,986
Derivatives not subject to enforceable master netting arrangements , liabilities	5,151	7,081
Derivative liabilities	18,495	20,067	[1]	$ 16,482
Non-cash collateral not offset, Liabilities	(4,388)	(582)
Total Derivatives, net, liabilities	14,107	19,485
Derivatives (Textual) [Abstract]
Valuation adjustments for derivative assets	292	372
Valuation adjustments for derivative liabilities	222	331
Interest rate contracts [Member]
Derivative Assets
Derivative Assets, gross	30,816	37,911
Derivative Liabilities
Derivative Liabilities, gross	33,407	38,636
Interest rate contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	29,040	37,000
Derivative Liabilities
Derivative Liabilities, gross	31,809	37,598
Interest rate contracts [Member] | OTC cleared [Member]
Derivative Assets
Derivative Assets, gross	1,581	649
Derivative Liabilities
Derivative Liabilities, gross	1,397	845
Interest rate contracts [Member] | Exchange traded [Member]
Derivative Assets
Derivative Assets, gross	195	262
Derivative Liabilities
Derivative Liabilities, gross	201	193
Commodity contracts [Member]
Derivative Assets
Derivative Assets, gross	2,526	5,709
Derivative Liabilities
Derivative Liabilities, gross	2,610	3,144
Commodity contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	2,014	4,833
Derivative Liabilities
Derivative Liabilities, gross	2,254	2,010
Commodity contracts [Member] | Exchange traded [Member]
Derivative Assets
Derivative Assets, gross	512	876
Derivative Liabilities
Derivative Liabilities, gross	356	1,134
Equity contracts [Member]
Derivative Assets
Derivative Assets, gross	10,165	8,011
Derivative Liabilities
Derivative Liabilities, gross	12,471	6,884
Equity contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	5,375	4,269
Derivative Liabilities
Derivative Liabilities, gross	8,501	4,475
Equity contracts [Member] | Exchange traded [Member]
Derivative Assets
Derivative Assets, gross	4,790	3,742
Derivative Liabilities
Derivative Liabilities, gross	3,970	2,409
Foreign exchange contracts [Member]
Derivative Assets
Derivative Assets, gross	24,511	21,537
Derivative Liabilities
Derivative Liabilities, gross	26,961	26,127
Foreign exchange contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	24,511	21,537
Derivative Liabilities
Derivative Liabilities, gross	26,961	26,127
Credit contracts [Member]
Derivative Assets
Derivative Assets, gross	77	39
Derivative Liabilities
Derivative Liabilities, gross	39	22
Credit contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	77	39
Derivative Liabilities
Derivative Liabilities, gross	$ 39	$ 22

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).